INCOME TAXES (Details Narrative) - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income tax expense
Valuation allowance		$ 1,876,822	$ 6,611,889